Schedule of Debt (Detail) (USD $) In Millions, unless otherwise specified	Oct. 31, 2012	Oct. 31, 2011
Debt Instrument [Line Items]
Long-term Debt	$ 4,771	$ 4,856
Debt, Current	1,205	1,379
Long-term Debt and Capital Lease Obligations	3,566	3,477
Manufacturing Operations
Debt Instrument [Line Items]
Long-term Debt	2,905	1,980
Debt, Current	172	99
Long-term Debt and Capital Lease Obligations	2,733	1,881
Manufacturing Operations | Line of Credit
Debt Instrument [Line Items]
Long-term Debt	991
Manufacturing Operations | Notes Payable to Banks
Debt Instrument [Line Items]
Long-term Debt	872	967
Manufacturing Operations | Convertible Subordinated Debt
Debt Instrument [Line Items]
Long-term Debt	520	497
Manufacturing Operations | Debt Of Majority Owned Dealerships
Debt Instrument [Line Items]
Long-term Debt	60	94
Manufacturing Operations | Financing Arrangements And Capital Lease Obligations
Debt Instrument [Line Items]
Long-term Debt	140	118
Manufacturing Operations | Tax Exempt Bond
Debt Instrument [Line Items]
Long-term Debt	225	225
Manufacturing Operations | Promissory Note
Debt Instrument [Line Items]
Long-term Debt	30	40
Manufacturing Operations | Notes Payable, Other Payables
Debt Instrument [Line Items]
Long-term Debt	67	39
Financial Services Operations
Debt Instrument [Line Items]
Long-term Debt	1,866	2,876
Debt, Current	1,033	1,280
Long-term Debt and Capital Lease Obligations	833	1,596
Financial Services Operations | Line of Credit
Debt Instrument [Line Items]
Long-term Debt	763	1,072
Financial Services Operations | Secured Debt
Debt Instrument [Line Items]
Long-term Debt	994	1,664
Financial Services Operations | Commercial Paper
Debt Instrument [Line Items]
Long-term Debt	31	70
Financial Services Operations | Borrowings Secured By Operating And Finance Leases
Debt Instrument [Line Items]
Long-term Debt	$ 78	$ 70